Shareholder Report, Holdings (Details)	Jun. 30, 2024
VIP International Capital Appreciation Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP International Capital Appreciation Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Capital Appreciation Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
VIP International Capital Appreciation Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP International Capital Appreciation Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP International Capital Appreciation Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
VIP International Capital Appreciation Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP International Capital Appreciation Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP International Capital Appreciation Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP International Capital Appreciation Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP International Capital Appreciation Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP International Capital Appreciation Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	14.10%
VIP International Capital Appreciation Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP International Capital Appreciation Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP International Capital Appreciation Portfolio - Service Class 2 | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP International Capital Appreciation Portfolio - Service Class 2 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
VIP International Capital Appreciation Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP International Capital Appreciation Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP International Capital Appreciation Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Capital Appreciation Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP International Capital Appreciation Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP International Capital Appreciation Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Emerging Markets Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Emerging Markets Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Emerging Markets Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Emerging Markets Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Emerging Markets Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Emerging Markets Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Emerging Markets Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Emerging Markets Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
VIP Emerging Markets Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
VIP Emerging Markets Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Emerging Markets Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Emerging Markets Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Emerging Markets Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Emerging Markets Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Emerging Markets Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Emerging Markets Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Emerging Markets Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Initial Class | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Emerging Markets Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Emerging Markets Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Emerging Markets Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	28.30%
VIP Emerging Markets Portfolio - Initial Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VIP Emerging Markets Portfolio - Initial Class | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Emerging Markets Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Emerging Markets Portfolio - Initial Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Emerging Markets Portfolio - Initial Class | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
VIP Emerging Markets Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP International Index Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP International Index Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Index Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP International Index Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP International Index Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP International Index Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP International Index Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP International Index Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
VIP International Index Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP International Index Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP International Index Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Index Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP International Index Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP International Index Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP International Index Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP International Index Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP International Index Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP International Index Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP International Index Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP International Index Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP International Index Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP International Index Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP International Index Portfolio - Service Class 2 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.30%
VIP International Index Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP International Index Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.70%
VIP International Index Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP International Index Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP International Index Portfolio - Service Class 2 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP International Index Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
VIP International Index Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Index Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Disciplined Small Cap Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Disciplined Small Cap Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Disciplined Small Cap Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Disciplined Small Cap Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Disciplined Small Cap Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Disciplined Small Cap Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Disciplined Small Cap Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
VIP Disciplined Small Cap Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Disciplined Small Cap Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Disciplined Small Cap Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Disciplined Small Cap Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Disciplined Small Cap Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Disciplined Small Cap Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Disciplined Small Cap Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
VIP Disciplined Small Cap Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Disciplined Small Cap Portfolio - Investor Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Investor Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Disciplined Small Cap Portfolio - Investor Class | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Disciplined Small Cap Portfolio - Investor Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Disciplined Small Cap Portfolio - Investor Class | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Disciplined Small Cap Portfolio - Investor Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Disciplined Small Cap Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
VIP Disciplined Small Cap Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Contrafund Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Contrafund Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Contrafund Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Contrafund Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Contrafund Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Contrafund Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Contrafund Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Contrafund Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Contrafund Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Contrafund Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Contrafund Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Contrafund Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
VIP Contrafund Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP Contrafund Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Contrafund Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Contrafund Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
VIP Contrafund Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Contrafund Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Contrafund Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Contrafund Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	96.80%
VIP Contrafund Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Contrafund Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Contrafund Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Initial Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Contrafund Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Contrafund Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
VIP Contrafund Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Contrafund Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Emerging Markets Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Emerging Markets Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Emerging Markets Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Emerging Markets Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Emerging Markets Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Emerging Markets Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Emerging Markets Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Emerging Markets Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
VIP Emerging Markets Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
VIP Emerging Markets Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Emerging Markets Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Emerging Markets Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Emerging Markets Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Emerging Markets Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Emerging Markets Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Emerging Markets Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Emerging Markets Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Service Class | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Emerging Markets Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Emerging Markets Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Emerging Markets Portfolio - Service Class | China
Holdings [Line Items]
Percent of Net Asset Value	28.30%
VIP Emerging Markets Portfolio - Service Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VIP Emerging Markets Portfolio - Service Class | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Emerging Markets Portfolio - Service Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Emerging Markets Portfolio - Service Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Emerging Markets Portfolio - Service Class | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
VIP Emerging Markets Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Emerging Markets Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Emerging Markets Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Emerging Markets Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Emerging Markets Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Emerging Markets Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Emerging Markets Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Emerging Markets Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
VIP Emerging Markets Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
VIP Emerging Markets Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Emerging Markets Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Emerging Markets Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Emerging Markets Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Emerging Markets Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Emerging Markets Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Emerging Markets Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Emerging Markets Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Service Class 2 | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Emerging Markets Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Emerging Markets Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Emerging Markets Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	28.30%
VIP Emerging Markets Portfolio - Service Class 2 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VIP Emerging Markets Portfolio - Service Class 2 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Emerging Markets Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Emerging Markets Portfolio - Service Class 2 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Emerging Markets Portfolio - Service Class 2 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
VIP Emerging Markets Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Extended Market Index Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
VIP Extended Market Index Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Extended Market Index Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
VIP Extended Market Index Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Extended Market Index Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
VIP Extended Market Index Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Extended Market Index Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Extended Market Index Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Extended Market Index Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Extended Market Index Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Extended Market Index Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Extended Market Index Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
VIP Extended Market Index Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Service Class 2 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Extended Market Index Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Service Class 2 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Service Class 2 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Extended Market Index Portfolio - Service Class 2 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP Extended Market Index Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Extended Market Index Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
VIP Extended Market Index Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Extended Market Index Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
VIP Extended Market Index Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Extended Market Index Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
VIP Extended Market Index Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Extended Market Index Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Extended Market Index Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Extended Market Index Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Extended Market Index Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Extended Market Index Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Extended Market Index Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
VIP Extended Market Index Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Initial Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Extended Market Index Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Initial Class | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Initial Class | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Extended Market Index Portfolio - Initial Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP Extended Market Index Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Total Market Index Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Total Market Index Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Total Market Index Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Total Market Index Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Total Market Index Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Total Market Index Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Total Market Index Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Total Market Index Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Total Market Index Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Total Market Index Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Total Market Index Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Total Market Index Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
VIP Total Market Index Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Total Market Index Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Total Market Index Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Total Market Index Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Total Market Index Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Total Market Index Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Total Market Index Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Total Market Index Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Total Market Index Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Total Market Index Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Total Market Index Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Total Market Index Portfolio - Initial Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Initial Class | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Initial Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
VIP Total Market Index Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Disciplined Small Cap Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Disciplined Small Cap Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Disciplined Small Cap Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Disciplined Small Cap Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Disciplined Small Cap Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Disciplined Small Cap Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Disciplined Small Cap Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
VIP Disciplined Small Cap Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Disciplined Small Cap Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Disciplined Small Cap Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Disciplined Small Cap Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Disciplined Small Cap Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Disciplined Small Cap Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Disciplined Small Cap Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
VIP Disciplined Small Cap Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Disciplined Small Cap Portfolio - Service Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Service Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Disciplined Small Cap Portfolio - Service Class | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Disciplined Small Cap Portfolio - Service Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Disciplined Small Cap Portfolio - Service Class | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Disciplined Small Cap Portfolio - Service Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Disciplined Small Cap Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
VIP Disciplined Small Cap Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP International Index Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP International Index Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Index Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP International Index Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP International Index Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP International Index Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP International Index Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP International Index Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
VIP International Index Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP International Index Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP International Index Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Index Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP International Index Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP International Index Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP International Index Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP International Index Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP International Index Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP International Index Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP International Index Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP International Index Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP International Index Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP International Index Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP International Index Portfolio - Service Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.30%
VIP International Index Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP International Index Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.70%
VIP International Index Portfolio - Service Class | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP International Index Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP International Index Portfolio - Service Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP International Index Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
VIP International Index Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Index Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
VIP Extended Market Index Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Extended Market Index Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
VIP Extended Market Index Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Extended Market Index Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
VIP Extended Market Index Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Extended Market Index Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Extended Market Index Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Extended Market Index Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Extended Market Index Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Extended Market Index Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Extended Market Index Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
VIP Extended Market Index Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Extended Market Index Portfolio - Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Service Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Extended Market Index Portfolio - Service Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Extended Market Index Portfolio - Service Class | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Service Class | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Extended Market Index Portfolio - Service Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Service Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Extended Market Index Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP Extended Market Index Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Disciplined Small Cap Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Disciplined Small Cap Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Disciplined Small Cap Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
VIP Disciplined Small Cap Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Contrafund Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Contrafund Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Contrafund Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Contrafund Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Contrafund Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Contrafund Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Contrafund Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Contrafund Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Contrafund Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Contrafund Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Contrafund Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Contrafund Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
VIP Contrafund Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP Contrafund Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Contrafund Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Contrafund Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
VIP Contrafund Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Contrafund Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Contrafund Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Contrafund Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	96.80%
VIP Contrafund Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Contrafund Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Contrafund Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Investor Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Contrafund Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Contrafund Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
VIP Contrafund Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Contrafund Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Emerging Markets Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Emerging Markets Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Emerging Markets Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Emerging Markets Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Emerging Markets Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Emerging Markets Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Emerging Markets Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Emerging Markets Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
VIP Emerging Markets Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
VIP Emerging Markets Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Emerging Markets Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Emerging Markets Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Emerging Markets Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Emerging Markets Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Emerging Markets Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Emerging Markets Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Emerging Markets Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Emerging Markets Portfolio - Investor Class | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Emerging Markets Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Emerging Markets Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Emerging Markets Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	28.30%
VIP Emerging Markets Portfolio - Investor Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.60%
VIP Emerging Markets Portfolio - Investor Class | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Emerging Markets Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Emerging Markets Portfolio - Investor Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Emerging Markets Portfolio - Investor Class | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Emerging Markets Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
VIP Emerging Markets Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Contrafund Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Contrafund Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Contrafund Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Contrafund Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Contrafund Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Contrafund Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Contrafund Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Contrafund Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Contrafund Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Contrafund Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Contrafund Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Contrafund Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
VIP Contrafund Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP Contrafund Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Contrafund Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Contrafund Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
VIP Contrafund Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Contrafund Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Contrafund Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Contrafund Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.80%
VIP Contrafund Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Contrafund Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Contrafund Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class 2 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Contrafund Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Contrafund Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
VIP Contrafund Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Contrafund Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Index 500 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Index 500 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Index 500 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Index 500 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Index 500 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Index 500 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Index 500 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Index 500 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Index 500 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Index 500 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Index 500 Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Index 500 Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
VIP Index 500 Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Index 500 Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Index 500 Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Index 500 Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Index 500 Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Index 500 Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Index 500 Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Index 500 Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Index 500 Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Index 500 Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Index 500 Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Index 500 Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
VIP Index 500 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Total Market Index Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Total Market Index Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Total Market Index Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Total Market Index Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Total Market Index Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Total Market Index Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Total Market Index Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Total Market Index Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Total Market Index Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Total Market Index Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Total Market Index Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Total Market Index Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
VIP Total Market Index Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Total Market Index Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Total Market Index Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Total Market Index Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Total Market Index Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Total Market Index Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Total Market Index Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Total Market Index Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Total Market Index Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Total Market Index Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Total Market Index Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Total Market Index Portfolio - Service Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
VIP Total Market Index Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP International Capital Appreciation Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Capital Appreciation Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP International Capital Appreciation Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP International Capital Appreciation Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP International Capital Appreciation Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP International Capital Appreciation Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP International Capital Appreciation Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP International Capital Appreciation Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP International Capital Appreciation Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP International Capital Appreciation Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Capital Appreciation Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
VIP International Capital Appreciation Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP International Capital Appreciation Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP International Capital Appreciation Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
VIP International Capital Appreciation Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP International Capital Appreciation Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP International Capital Appreciation Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP International Capital Appreciation Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP International Capital Appreciation Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP International Capital Appreciation Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	14.10%
VIP International Capital Appreciation Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP International Capital Appreciation Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP International Capital Appreciation Portfolio - Investor Class | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP International Capital Appreciation Portfolio - Investor Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
VIP International Capital Appreciation Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP International Capital Appreciation Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP International Capital Appreciation Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Capital Appreciation Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP International Capital Appreciation Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP International Capital Appreciation Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Index 500 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Index 500 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Index 500 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Index 500 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Index 500 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Index 500 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Index 500 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Index 500 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Index 500 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Index 500 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Index 500 Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Index 500 Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
VIP Index 500 Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Index 500 Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Index 500 Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Index 500 Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Index 500 Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Index 500 Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Index 500 Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Index 500 Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Index 500 Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Index 500 Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Index 500 Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Index 500 Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
VIP Index 500 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Contrafund Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Contrafund Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Contrafund Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Contrafund Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Contrafund Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Contrafund Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Contrafund Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Contrafund Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Contrafund Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Contrafund Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Contrafund Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
VIP Contrafund Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP Contrafund Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Contrafund Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Contrafund Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
VIP Contrafund Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Contrafund Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Contrafund Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Contrafund Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	96.80%
VIP Contrafund Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Contrafund Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Contrafund Portfolio - Service Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Contrafund Portfolio - Service Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Contrafund Portfolio - Service Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Contrafund Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
VIP Contrafund Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Contrafund Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Contrafund Portfolio - Service Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP International Capital Appreciation Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Capital Appreciation Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP International Capital Appreciation Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP International Capital Appreciation Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP International Capital Appreciation Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP International Capital Appreciation Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP International Capital Appreciation Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP International Capital Appreciation Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP International Capital Appreciation Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP International Capital Appreciation Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Capital Appreciation Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
VIP International Capital Appreciation Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP International Capital Appreciation Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP International Capital Appreciation Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
VIP International Capital Appreciation Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP International Capital Appreciation Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP International Capital Appreciation Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP International Capital Appreciation Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP International Capital Appreciation Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP International Capital Appreciation Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	14.10%
VIP International Capital Appreciation Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP International Capital Appreciation Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP International Capital Appreciation Portfolio - Service Class | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP International Capital Appreciation Portfolio - Service Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
VIP International Capital Appreciation Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP International Capital Appreciation Portfolio - Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP International Capital Appreciation Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Capital Appreciation Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP International Capital Appreciation Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP International Capital Appreciation Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP International Index Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP International Index Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Index Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP International Index Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP International Index Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP International Index Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP International Index Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP International Index Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP International Index Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
VIP International Index Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
VIP International Index Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP International Index Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Index Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP International Index Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP International Index Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP International Index Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP International Index Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP International Index Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP International Index Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP International Index Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP International Index Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP International Index Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP International Index Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP International Index Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.30%
VIP International Index Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP International Index Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.70%
VIP International Index Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP International Index Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP International Index Portfolio - Initial Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP International Index Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
VIP International Index Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Index Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Index 500 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Index 500 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Index 500 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Index 500 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Index 500 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Index 500 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Index 500 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Index 500 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Index 500 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Index 500 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Index 500 Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Index 500 Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
VIP Index 500 Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.60%
VIP Index 500 Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Index 500 Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Index 500 Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Index 500 Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Index 500 Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Index 500 Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Index 500 Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Index 500 Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Index 500 Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Index 500 Portfolio - Service Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Index 500 Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
VIP Index 500 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Disciplined Small Cap Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Disciplined Small Cap Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Disciplined Small Cap Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Disciplined Small Cap Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Disciplined Small Cap Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Disciplined Small Cap Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Disciplined Small Cap Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
VIP Disciplined Small Cap Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Disciplined Small Cap Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Disciplined Small Cap Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Disciplined Small Cap Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Disciplined Small Cap Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Disciplined Small Cap Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Disciplined Small Cap Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
VIP Disciplined Small Cap Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Disciplined Small Cap Portfolio - Initial Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Disciplined Small Cap Portfolio - Initial Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Disciplined Small Cap Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Disciplined Small Cap Portfolio - Initial Class | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Disciplined Small Cap Portfolio - Initial Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Disciplined Small Cap Portfolio - Initial Class | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Disciplined Small Cap Portfolio - Initial Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Disciplined Small Cap Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
VIP Disciplined Small Cap Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP International Capital Appreciation Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Capital Appreciation Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP International Capital Appreciation Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP International Capital Appreciation Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP International Capital Appreciation Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP International Capital Appreciation Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP International Capital Appreciation Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP International Capital Appreciation Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP International Capital Appreciation Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP International Capital Appreciation Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP International Capital Appreciation Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
VIP International Capital Appreciation Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP International Capital Appreciation Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP International Capital Appreciation Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
VIP International Capital Appreciation Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP International Capital Appreciation Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP International Capital Appreciation Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP International Capital Appreciation Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP International Capital Appreciation Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP International Capital Appreciation Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	14.10%
VIP International Capital Appreciation Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP International Capital Appreciation Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP International Capital Appreciation Portfolio - Initial Class | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP International Capital Appreciation Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
VIP International Capital Appreciation Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP International Capital Appreciation Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP International Capital Appreciation Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP International Capital Appreciation Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP International Capital Appreciation Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP International Capital Appreciation Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Total Market Index Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Total Market Index Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Total Market Index Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Total Market Index Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Total Market Index Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Total Market Index Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Total Market Index Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Total Market Index Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Total Market Index Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Total Market Index Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Total Market Index Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
VIP Total Market Index Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
VIP Total Market Index Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Total Market Index Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Total Market Index Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Total Market Index Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Total Market Index Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Total Market Index Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Total Market Index Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Total Market Index Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Total Market Index Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Total Market Index Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Total Market Index Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Total Market Index Portfolio - Service Class 2 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class 2 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class 2 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Total Market Index Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
VIP Total Market Index Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%